UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Mutual Fund®

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Semi-annual report for the six months ended April 30, 2011

American Mutual Fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	7.53%	2.40%	4.63%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 2.23%. The fund’s distribution rate for Class A shares as of that date was 2.18%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 35.

See the prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow shareholders:

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Despite severe snowstorms, record floods, supply dislocations and high oil prices, the U.S. economy continued to expand during the six months ended April 30, 2011. Manufacturing has strengthened and the rate of private employment has been improving for 16 consecutive months. Firms are keeping a tight leash on costs which has resulted in very strong profits across most corporations. Cash has been building up at many companies and we are starting to see higher dividends being paid to investors. This fundamental strength coupled with the low inflation, low interest rate environment has produced solid gains in the U.S. stock market.

American Mutual Fund (AMF) posted a total return of 13.0% for the past six months ended April 30, 2011, lagging the 16.4% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. Such a result is not unusual for AMF during a short period of surging equity prices.

Over longer periods, however, AMF has continued to outpace the S&P 500. For the past five years, AMF has had an average annual total return of 3.9%, compared with 3.0% by the S&P 500. Over the last 10 years, the fund has provided an average annual total return of 5.1%, compared with 2.8% by the S&P 500. Over the fund’s more than 61-year lifetime, AMF has had an average annual total return of 11.7%, compared with 11.2% by the S&P 500.

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

[photo of water flowing down a rock-filled stream - flowers in the foreground - trees in the background]
As part of this overall approach, the fund seeks to reduce risk by investing primarily in companies that pay dividends.

Portfolio review

As of April 30, AMF had 90.1% in common stocks, 1.3% in preferred securities, 0.2% in convertible securities, 2.3% in bonds and notes, and 6.1% in short-term securities including cash. The fund’s largest industry sectors were industrials, 15.5%; information technology, 11.6%; consumer discretionary, 11.5%; energy, 9.6%; and health care, 9.5%.

What helped the fund? The sharp rise in oil prices during the period benefited energy companies. They included Baker Hughes (+67.1%), Marathon Oil (+51.9%) and Devon Energy (+40.0%). In the 10 largest holdings, Merck (–0.9%) and Microsoft (–2.3%) disappointed investors.

The dividend recovery, described in our recent annual report, continued during the past six months. Of the 500 companies in the S&P 500, 386 issued dividends in the first four months of the calendar year. Of those, 136 increased their dividend and 12 initiated paying dividends.

The road ahead

After a 94% gain in the S&P 500 over the past 26 months, investors should be careful about anticipating comparable results in the near future. We have experienced six consecutive quarters of double-digit earnings gains in the S&P 500. The stock market has made up a dramatic portion of its ground lost during the 2008–2009 market decline so it would not be surprising if the growth rate were more muted from this point forward. This would fit with the anticipated slow, long-term recovery for the economy.

[photo of flowers]
While we expect the U.S. economy will continue to expand over a number of years into the future, there may be difficulties ahead in the shorter term. The unemployment rate remains high. Local, state and federal governments have cut spending by laying off employees and reducing benefits and wages, and rising gasoline prices are beginning to impact consumer spending. We will be following and evaluating these developments closely with our highly experienced team of veteran portfolio counselors and investment analysts.

We welcome our new shareholders and thank our long-term investors for their confidence in American Mutual Fund.

Cordially,

/s/ James K. Dunton

James K. Dunton
Vice Chairman

/s/ Joyce E. Gordon

Joyce E. Gordon
President

June 8, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio April 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Industrials	15.47%
Information technology	11.60
Consumer discretionary	11.52
Energy	9.60
Health care	9.54
Other industries	32.34
Convertible & preferred securities	1.49
Bonds & notes	2.28
Short-term securities & other assets less liabilities	6.16
[end pie chart]

			Percent
		Value	of net
Common stocks - 90.07%	Shares	(000)	assets

Energy - 9.60%
Baker Hughes Inc.	2,010,000	$155,594	.78%
Chevron Corp.	2,238,911	245,026	1.24
ConocoPhillips	3,977,900	313,976	1.58
Devon Energy Corp.	1,925,000	175,175	.88
Marathon Oil Corp.	2,588,600	139,888	.71
Royal Dutch Shell PLC, Class A (ADR)	5,711,000	442,488
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	91,838	2.70
Other securities		338,883	1.71
		1,902,868	9.60

Materials - 4.08%
Air Products and Chemicals, Inc.	1,535,000	146,623	.74
Dow Chemical Co.	6,098,800	249,990	1.26
MeadWestvaco Corp.	5,749,864	193,713	.98
Praxair, Inc.	1,302,700	138,633	.70
Other securities		79,329	.40
		808,288	4.08

Industrials - 15.47%
3M Co.	3,135,000	304,753	1.54
CSX Corp.	3,757,500	295,678	1.49
Emerson Electric Co.	2,330,000	141,571	.71
General Electric Co.	8,417,500	172,138	.87
Lockheed Martin Corp.	1,845,000	146,216	.74
R.R. Donnelley & Sons Co.	9,897,657	186,670	.94
Union Pacific Corp.	2,005,300	207,488	1.05
United Parcel Service, Inc., Class B	2,450,000	183,676	.93
United Technologies Corp.	5,110,000	457,754	2.31
Waste Management, Inc.	4,645,400	183,308	.92
Other securities		787,743	3.97
		3,066,995	15.47

Consumer discretionary - 11.52%
Darden Restaurants, Inc.	3,800,000	178,486	.90
Home Depot, Inc.	9,895,000	367,500	1.85
Staples, Inc.	8,130,000	171,868	.87
Time Warner Cable Inc.	2,284,737	178,506	.90
Time Warner Inc.	4,169,333	157,851	.79
YUM! Brands, Inc.	2,980,000	159,847	.81
Other securities		1,071,186	5.40
		2,285,244	11.52

Consumer staples - 6.27%
Coca-Cola Co.	850,000	57,341	.29
Kimberly-Clark Corp.	2,220,000	146,653	.74
Kraft Foods Inc., Class A	11,839,700	397,577	2.00
PepsiCo, Inc.	3,156,800	217,472	1.10
Other securities		423,448	2.14
		1,242,491	6.27

Health care - 9.54%
Abbott Laboratories	8,718,000	453,685	2.29
Bristol-Myers Squibb Co.	12,012,500	337,551	1.70
Merck & Co., Inc.	11,808,160	424,503	2.14
Pfizer Inc	9,520,000	199,539	1.01
Other securities		476,797	2.40
		1,892,075	9.54

Financials - 5.69%
Bank of Nova Scotia	2,660,000	162,366	.82
JPMorgan Chase & Co.	4,668,000	213,001	1.07
Other securities		753,831	3.80
		1,129,198	5.69

Information technology - 11.60%
Hewlett-Packard Co.	4,220,000	170,361	.86
Intel Corp.	8,286,000	192,152	.97
International Business Machines Corp.	2,810,000	479,330	2.42
Microsoft Corp.	17,029,198	443,100	2.23
Oracle Corp.	3,985,000	143,659	.72
Other securities		871,966	4.40
		2,300,568	11.60

Telecommunication services - 6.59%
AT&T Inc.	25,589,297	796,339	4.02
BCE Inc.	3,750,000	140,362	.71
CenturyLink, Inc.	7,842,022	319,798	1.61
Other securities		49,114	.25
		1,305,613	6.59

Utilities - 5.97%
Duke Energy Corp.	9,745,000	181,744	.92
FirstEnergy Corp.	3,927,728	156,952	.79
Other securities		845,061	4.26
		1,183,757	5.97

Miscellaneous - 3.74%
Other common stocks in initial period of acquisition		741,983	3.74

Total common stocks (cost: $14,189,963,000)		17,859,080	90.07

	Principal
	amount
Preferred securities - 1.30%	(000)

Financials - 1.30%
JPMorgan Chase & Co., Series I, 7.90% (1)	$114,579	126,330	.64
Other securities		130,905	.66

Total preferred securities (cost: $221,115,000)		257,235	1.30

Convertible securities - 0.19%

Other - 0.19%
Other securities		38,390	.19

Total convertible securities (cost: $32,049,000)		38,390	.19

	Principal
	amount
Bonds & notes - 2.28%	(000)

Industrials - 0.09%
Union Pacific Corp. 5.125% 2014	$3,830	4,193	.02
Other securities		13,767	.07
		17,960	.09

Consumer discretionary - 0.60%
Staples, Inc. 9.75% 2014	81,450	98,005	.49
Other securities		21,380	.11
		119,385	.60

Financials - 0.75%
JPMorgan Chase & Co. 4.75% 2013	5,000	5,332	.03
Other securities		142,290	.72
		147,622	.75

Mortgage-backed obligations (2) - 0.17%
Fannie Mae 4.00%-4.50% 2024	32,212	33,813	.17

Bonds & notes of U.S. government agencies - 0.27%
Fannie Mae 2.50% 2014	25,775	26,787	.14
Freddie Mac 1.75% 2012	25,240	25,657	.13
		52,444	.27

Other - 0.40%
Other securities		80,496	.40

Total bonds & notes (cost: $390,740,000)		451,720	2.28

	Principal
	amount
Short-term securities - 6.23%	(000)

Coca-Cola Co. 0.19%-0.22% due 5/17-9/7/2011 (3)	$204,525	204,434	1.03
Fannie Mae 0.145%-0.502% due 5/3/2011-3/1/2012	208,300	208,164	1.05
Freddie Mac 0.19%-0.266% due 6/2-12/1/2011	397,800	397,659	2.01
General Electric Co. 0.05% due 5/2/2011	35,000	35,000	.18
U.S. Treasury Bills 0.158%-0.22% due 8/25/2011-1/12/2012	198,050	197,953	1.00
Other securities		191,407	.96

Total short-term securities (cost: $1,234,211,000)		1,234,617	6.23

Total investment securities (cost: $16,068,078,000)		19,841,042	100.07
Other assets less liabilities		(13,938)	(.07)

Net assets		$19,827,104	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,382,000, which represented .02% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $247,854,000, which represented 1.25% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $16,068,078)		$19,841,042
Cash		102
Receivables for:
Sales of investments	22,785
Sales of fund's shares	25,335
Dividends and interest	49,760	97,880
		19,939,024
Liabilities:
Payables for:
Purchases of investments	76,036
Repurchases of fund's shares	21,185
Investment advisory services	4,082
Services provided by related parties	8,540
Trustees' deferred compensation	2,028
Other	49	111,920
Net assets at April 30, 2011		$19,827,104

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,729,081
Distributions in excess of net investment income		(11,099)
Accumulated net realized loss		(663,845)
Net unrealized appreciation		3,772,967
Net assets at April 30, 2011		$19,827,104

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (729,532 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$14,735,195	541,642	$27.20
Class B	356,558	13,211	26.99
Class C	804,154	29,872	26.92
Class F-1	742,114	27,363	27.12
Class F-2	472,771	17,380	27.20
Class 529-A	377,462	13,897	27.16
Class 529-B	32,284	1,193	27.06
Class 529-C	106,314	3,931	27.05
Class 529-E	20,136	743	27.08
Class 529-F-1	21,608	795	27.19
Class R-1	36,496	1,351	27.00
Class R-2	179,042	6,637	26.98
Class R-3	400,673	14,812	27.05
Class R-4	269,814	9,942	27.14
Class R-5	260,547	9,577	27.21
Class R-6	1,011,936	37,186	27.21

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,463)	$254,760
Interest	29,621	$284,381

Fees and expenses*:
Investment advisory services	23,531
Distribution services	25,429
Transfer agent services	7,627
Administrative services	3,070
Reports to shareholders	563
Registration statement and prospectus	354
Trustees' compensation	471
Auditing and legal	25
Custodian	57
State and local taxes	134
Other	449	61,710
Net investment income		222,671

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments	291,329
Currency transactions	66	291,395
Net unrealized appreciation on:
Investments	1,738,886
Currency translations	3	1,738,889
Net realized gain and unrealized appreciation
on investments and currency		2,030,284
Net increase in net assets resulting
from operations		$2,252,955

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months	Year ended
	ended April 30,	October 31,
	2011*	2010
Operations:
Net investment income	$222,671	$416,911
Net realized gain on investments and currency transactions	291,395	360,866
Net unrealized appreciation on investments and currency translations	1,738,889	1,604,214
Net increase in net assets resulting from operations	2,252,955	2,381,991

Dividends paid to shareholders from net investment income	(228,776)	(448,924)

Net capital share transactions	675,636	544,345

Total increase in net assets	2,699,815	2,477,412

Net assets:
Beginning of period	17,127,289	14,649,877
End of period (including distributions in excess of
net investment income: $(11,099) and $(4,994), respectively)	$19,827,104	$17,127,289

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
             unaudited

1.	Organization

American Mutual Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy. Effective January 1, 2011, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$1,902,868	$-	$-	$1,902,868
Materials	808,288	-	-	808,288
Industrials	3,066,995	-	-	3,066,995
Consumer discretionary	2,285,244	-	-	2,285,244
Consumer staples	1,242,491	-	-	1,242,491
Health care	1,892,075	-	-	1,892,075
Financials	1,129,198	-	-	1,129,198
Information technology	2,300,568	-	-	2,300,568
Telecommunication services	1,305,613	-	-	1,305,613
Utilities	1,183,757	-	-	1,183,757
Miscellaneous	741,983	-	-	741,983
Preferred securities	-	257,235	-	257,235
Convertible securities	34,008	4,382	-	38,390
Bonds & notes	-	451,720	-	451,720
Short-term securities	-	1,234,617	-	1,234,617
Total	$17,893,088	$1,947,954	$-	$19,841,042

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2005.

Non-U.S. taxation –Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$40,920
Capital loss carryforward expiring 2017*	(970,860)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$4,155,546
Gross unrealized depreciation on investment securities	(388,354)
Net unrealized appreciation on investment securities	3,767,192
Cost of investment securities	16,073,850

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2011	Year ended October 31, 2011
Class A	$175,653	$362,168
Class B	3,256	8,650
Class C	6,571	13,738
Class F-1	8,278	13,672
Class F-2	5,592	6,279
Class 529-A	4,168	7,448
Class 529-B	269	701
Class 529-C	812	1,524
Class 529-E	198	357
Class 529-F-1	221	335
Class R-1	286	494
Class R-2	1,438	2,948
Class R-3	3,866	5,893
Class R-4	2,820	3,838
Class R-5	2,739	4,488
Class R-6	12,609	16,391
Total	$228,776	$448,924

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $21 billion. For the six months ended April 30, 2011, the investment advisory services fee was $23,531,000, which was equivalent to an annualized rate of 0.258% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$16,168	$7,424	Not applicable	Not applicable	Not applicable
Class B	1,808	203	Not applicable	Not applicable	Not applicable
Class C	3,689	Included in administrative services	$515	$75	Not applicable
Class F-1	812		426	20	Not applicable
Class F-2	Not applicable		284	8	Not applicable
Class 529-A	356		156	25	$168
Class 529-B	160		15	5	16
Class 529-C	469		44	12	47
Class 529-E	45		8	1	9
Class 529-F-1	-		8	1	8
Class R-1	159		21	4	Not applicable
Class R-2	610		121	230	Not applicable
Class R-3	869		258	86	Not applicable
Class R-4	284		168	5	Not applicable
Class R-5	Not applicable		101	2	Not applicable
Class R-6	Not applicable		222	1	Not applicable
Total	$25,429	$7,627	$2,347	$475	$248

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $471,000, shown on the accompanying financial statements, includes $263,000 in current fees (either paid in cash or deferred) and a net increase of $208,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2011
Class A	$1,020,544	39,749	$166,093	6,531	$(1,024,675)	(39,910)	$161,962	6,370
Class B	11,531	454	3,186	126	(67,400)	(2,640)	(52,683)	(2,060)
Class C	91,360	3,589	6,318	251	(66,222)	(2,603)	31,456	1,237
Class F-1	181,725	7,118	7,547	297	(89,306)	(3,481)	99,966	3,934
Class F-2	120,964	4,715	4,569	180	(37,864)	(1,465)	87,669	3,430
Class 529-A	52,072	2,031	4,167	164	(19,063)	(744)	37,176	1,451
Class 529-B	1,137	45	269	10	(5,315)	(208)	(3,909)	(153)
Class 529-C	16,873	661	812	32	(6,415)	(251)	11,270	442
Class 529-E	2,697	105	198	8	(875)	(34)	2,020	79
Class 529-F-1	7,610	295	221	9	(1,069)	(42)	6,762	262
Class R-1	8,257	323	284	11	(4,455)	(175)	4,086	159
Class R-2	29,866	1,167	1,434	57	(23,843)	(935)	7,457	289
Class R-3	102,083	3,988	3,864	153	(50,581)	(1,974)	55,366	2,167
Class R-4	78,650	3,073	2,818	111	(25,651)	(1,003)	55,817	2,181
Class R-5	85,827	3,292	2,738	108	(45,937)	(1,833)	42,628	1,567
Class R-6	137,745	5,387	12,609	496	(21,761)	(845)	128,593	5,038
Total net increase
(decrease)	$1,948,941	75,992	$217,127	8,544	$(1,490,432)	(58,143)	$675,636	26,393

Year ended October 31, 2010
Class A	$1,451,908	62,529	$338,218	14,510	$(2,121,893)	(91,666)	$(331,767)	(14,627)
Class B	17,406	756	8,432	364	(131,839)	(5,725)	(106,001)	(4,605)
Class C	121,571	5,287	12,883	558	(132,169)	(5,768)	2,285	77
Class F-1	212,615	9,199	12,348	532	(116,139)	(5,030)	108,824	4,701
Class F-2	212,772	9,226	4,958	213	(34,775)	(1,500)	182,955	7,939
Class 529-A	67,442	2,908	7,446	320	(31,772)	(1,373)	43,116	1,855
Class 529-B	1,423	62	701	30	(8,020)	(347)	(5,896)	(255)
Class 529-C	20,203	875	1,523	66	(11,238)	(489)	10,488	452
Class 529-E	3,295	142	357	15	(1,641)	(72)	2,011	85
Class 529-F-1	4,163	180	335	14	(1,894)	(82)	2,604	112
Class R-1	14,669	639	492	21	(5,934)	(257)	9,227	403
Class R-2	43,095	1,872	2,938	127	(41,857)	(1,829)	4,176	170
Class R-3	158,539	6,919	5,856	253	(67,586)	(2,942)	96,809	4,230
Class R-4	131,443	5,669	3,835	165	(36,696)	(1,577)	98,582	4,257
Class R-5	106,831	4,616	4,465	192	(42,079)	(1,810)	69,217	2,998
Class R-6	373,172	16,240	16,390	703	(31,847)	(1,386)	357,715	15,557
Total net increase
(decrease)	$2,940,547	127,119	$421,177	18,083	$(2,817,379)	(121,853)	$544,345	23,349

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,410,301,000 and $1,836,099,000, respectively, during the six months ended April 30, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 4/30/2011(5)	$24.38	$.32	$2.83	$3.15	$(.33)	$-	$(.33)	$27.20	13.01%	$14,735	.62	%⁽⁶⁾	.62	%⁽⁶⁾	2.50	%⁽⁶⁾
	Year ended 10/31/2010	21.57	.62	2.86	3.48	(.67)	-	(.67)	24.38	16.31	13,051	.63		.63		2.69
	Year ended 10/31/2009	20.20	.59	1.56	2.15	(.72)	(.06)	(.78)	21.57	11.27	11,862	.67		.66		3.05
	Year ended 10/31/2008	31.29	.60	(9.76)	(9.16)	(.64)	(1.29)	(1.93)	20.20	(30.85)	11,499	.60		.57		2.28
	Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19	17,809	.58		.56		2.09
	Year ended 10/31/2006	26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044	.58		.55		2.31

Class B:	Six months ended 4/30/2011(5)	24.19	.22	2.81	3.03	(.23)	-	(.23)	26.99	12.58	357	1.39⁽⁶⁾		1.39⁽⁶⁾		1.75⁽⁶⁾
	Year ended 10/31/2010	21.41	.44	2.83	3.27	(.49)	-	(.49)	24.19	15.40	369	1.40		1.40		1.93
	Year ended 10/31/2009	20.05	.44	1.56	2.00	(.58)	(.06)	(.64)	21.41	10.45	426	1.45		1.44		2.29
	Year ended 10/31/2008	31.06	.40	(9.69)	(9.29)	(.43)	(1.29)	(1.72)	20.05	(31.37)	455	1.37		1.34		1.52
	Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36		1.33		1.32
	Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689	1.37		1.34		1.52

Class C:	Six months ended 4/30/2011(5)	24.13	.21	2.81	3.02	(.23)	-	(.23)	26.92	12.56	804	1.44⁽⁶⁾		1.44⁽⁶⁾		1.68⁽⁶⁾
	Year ended 10/31/2010	21.36	.43	2.82	3.25	(.48)	-	(.48)	24.13	15.34	691	1.46		1.46		1.86
	Year ended 10/31/2009	20.01	.43	1.55	1.98	(.57)	(.06)	(.63)	21.36	10.39	610	1.48		1.47		2.24
	Year ended 10/31/2008	31.00	.38	(9.66)	(9.28)	(.42)	(1.29)	(1.71)	20.01	(31.40)	578	1.42		1.39		1.47
	Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41		1.38		1.27
	Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796	1.42		1.40		1.46

Class F-1:	Six months ended 4/30/2011(5)	24.31	.31	2.82	3.13	(.32)	-	(.32)	27.12	12.98	742	.66⁽⁶⁾		.66⁽⁶⁾		2.44⁽⁶⁾
	Year ended 10/31/2010	21.51	.61	2.85	3.46	(.66)	-	(.66)	24.31	16.28	569	.67		.67		2.63
	Year ended 10/31/2009	20.14	.59	1.56	2.15	(.72)	(.06)	(.78)	21.51	11.31	403	.67		.67		3.03
	Year ended 10/31/2008	31.21	.59	(9.74)	(9.15)	(.63)	(1.29)	(1.92)	20.14	(30.89)	347	.64		.61		2.25
	Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573	.63		.60		2.05
	Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495	.62		.60		2.26

Class F-2:	Six months ended 4/30/2011(5)	24.38	.34	2.83	3.17	(.35)	-	(.35)	27.20	13.12	473	.42⁽⁶⁾		.42⁽⁶⁾		2.67⁽⁶⁾
	Year ended 10/31/2010	21.57	.65	2.88	3.53	(.72)	-	(.72)	24.38	16.57	340	.41		.41		2.81
	Year ended 10/31/2009	20.20	.58	1.63	2.21	(.78)	(.06)	(.84)	21.57	11.58	130	.43		.43		2.86
	Period from 8/5/2008 to 10/31/2008	25.64	.12	(5.39)	(5.27)	(.17)	-	(.17)	20.20	(20.69)	7	.09		.08		.54

Class 529-A:	Six months ended 4/30/2011(5)	24.34	.31	2.83	3.14	(.32)	-	(.32)	27.16	12.99	377	.70⁽⁶⁾		.70⁽⁶⁾		2.40⁽⁶⁾
	Year ended 10/31/2010	21.54	.60	2.85	3.45	(.65)	-	(.65)	24.34	16.20	303	.71		.71		2.59
	Year ended 10/31/2009	20.17	.57	1.57	2.14	(.71)	(.06)	(.77)	21.54	11.22	228	.74		.74		2.95
	Year ended 10/31/2008	31.25	.57	(9.74)	(9.17)	(.62)	(1.29)	(1.91)	20.17	(30.93)	189	.69		.66		2.19
	Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259	.68		.65		1.99
	Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206	.66		.64		2.21

Class 529-B:	Six months ended 4/30/2011(5)	24.25	.21	2.81	3.02	(.21)	-	(.21)	27.06	12.53	32	1.50⁽⁶⁾		1.50⁽⁶⁾		1.64⁽⁶⁾
	Year ended 10/31/2010	21.46	.42	2.84	3.26	(.47)	-	(.47)	24.25	15.29	33	1.51		1.51		1.82
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.31	34	1.55		1.55		2.16
	Year ended 10/31/2008	31.14	.36	(9.71)	(9.35)	(.40)	(1.29)	(1.69)	20.10	(31.47)	32	1.49		1.46		1.39
	Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48		1.46		1.19
	Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40	1.50		1.47		1.38

Class 529-C:	Six months ended 4/30/2011(5)	24.24	.20	2.83	3.03	(.22)	-	(.22)	27.05	12.56	106	1.49⁽⁶⁾		1.49⁽⁶⁾		1.61⁽⁶⁾
	Year ended 10/31/2010	21.46	.41	2.84	3.25	(.47)	-	(.47)	24.24	15.27	85	1.50		1.50		1.80
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.33	65	1.54		1.54		2.15
	Year ended 10/31/2008	31.13	.36	(9.70)	(9.34)	(.40)	(1.29)	(1.69)	20.10	(31.45)	54	1.48		1.46		1.40
	Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48		1.45		1.19
	Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62	1.49		1.46		1.39

Class 529-E:	Six months ended 4/30/2011(5)	$24.27	$.27	$2.82	$3.09	$(.28)	$-	$(.28)	$27.08	12.82%	$20	.99	%⁽⁶⁾	.99	%⁽⁶⁾	2.12	%⁽⁶⁾
	Year ended 10/31/2010	21.48	.53	2.85	3.38	(.59)	-	(.59)	24.27	15.87	16	1.00		1.00		2.30
	Year ended 10/31/2009	20.12	.51	1.57	2.08	(.66)	(.06)	(.72)	21.48	10.88	12	1.04		1.03		2.66
	Year ended 10/31/2008	31.17	.50	(9.72)	(9.22)	(.54)	(1.29)	(1.83)	20.12	(31.11)	10	.97		.95		1.91
	Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14	.97		.95		1.70
	Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11	.97		.95		1.90

Class 529-F-1:	Six months ended 4/30/2011(5)	24.37	.33	2.84	3.17	(.35)	-	(.35)	27.19	13.09	22	.49⁽⁶⁾		.49⁽⁶⁾		2.57⁽⁶⁾
	Year ended 10/31/2010	21.56	.65	2.86	3.51	(.70)	-	(.70)	24.37	16.47	13	.50		.50		2.79
	Year ended 10/31/2009	20.19	.61	1.57	2.18	(.75)	(.06)	(.81)	21.56	11.44	9	.54		.53		3.14
	Year ended 10/31/2008	31.28	.63	(9.76)	(9.13)	(.67)	(1.29)	(1.96)	20.19	(30.78)	6	.47		.45		2.41
	Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8	.47		.45		2.19
	Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5	.47		.44		2.37

Class R-1:	Six months ended 4/30/2011(5)	24.21	.21	2.81	3.02	(.23)	-	(.23)	27.00	12.53	36	1.44⁽⁶⁾		1.44⁽⁶⁾		1.67⁽⁶⁾
	Year ended 10/31/2010	21.43	.42	2.85	3.27	(.49)	-	(.49)	24.21	15.38	29	1.45		1.45		1.84
	Year ended 10/31/2009	20.07	.43	1.57	2.00	(.58)	(.06)	(.64)	21.43	10.43	17	1.48		1.47		2.22
	Year ended 10/31/2008	31.10	.38	(9.70)	(9.32)	(.42)	(1.29)	(1.71)	20.07	(31.41)	13	1.41		1.38		1.47
	Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45		1.43		1.22
	Year ended 10/31/2006	26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15	1.46		1.43		1.42

Class R-2:	Six months ended 4/30/2011(5)	24.18	.21	2.81	3.02	(.22)	-	(.22)	26.98	12.57	179	1.45⁽⁶⁾		1.45⁽⁶⁾		1.66⁽⁶⁾
	Year ended 10/31/2010	21.40	.42	2.83	3.25	(.47)	-	(.47)	24.18	15.32	153	1.48		1.48		1.83
	Year ended 10/31/2009	20.05	.40	1.56	1.96	(.55)	(.06)	(.61)	21.40	10.22	132	1.62		1.62		2.08
	Year ended 10/31/2008	31.06	.36	(9.69)	(9.33)	(.39)	(1.29)	(1.68)	20.05	(31.47)	110	1.51		1.48		1.37
	Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49		1.41		1.24
	Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133	1.61		1.41		1.43

Class R-3:	Six months ended 4/30/2011(5)	24.25	.27	2.81	3.08	(.28)	-	(.28)	27.05	12.80	401	.97⁽⁶⁾		.97⁽⁶⁾		2.13⁽⁶⁾
	Year ended 10/31/2010	21.46	.53	2.85	3.38	(.59)	-	(.59)	24.25	15.90	307	.99		.99		2.29
	Year ended 10/31/2009	20.10	.51	1.57	2.08	(.66)	(.06)	(.72)	21.46	10.89	181	1.03		1.03		2.66
	Year ended 10/31/2008	31.14	.50	(9.71)	(9.21)	(.54)	(1.29)	(1.83)	20.10	(31.10)	149	.96		.94		1.92
	Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228	.97		.95		1.71
	Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222	.96		.93		1.92

Class R-4:	Six months ended 4/30/2011(5)	24.32	.31	2.83	3.14	(.32)	-	(.32)	27.14	13.01	270	.68⁽⁶⁾		.68⁽⁶⁾		2.41⁽⁶⁾
	Year ended 10/31/2010	21.53	.60	2.85	3.45	(.66)	-	(.66)	24.32	16.21	189	.68		.68		2.58
	Year ended 10/31/2009	20.16	.57	1.58	2.15	(.72)	(.06)	(.78)	21.53	11.26	75	.71		.71		2.96
	Year ended 10/31/2008	31.23	.58	(9.74)	(9.16)	(.62)	(1.29)	(1.91)	20.16	(30.90)	54	.66		.64		2.21
	Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70	.67		.65		2.00
	Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55	.68		.66		2.20

Class R-5:	Six months ended 4/30/2011(5)	24.38	.35	2.84	3.19	(.36)	-	(.36)	27.21	13.18	261	.38⁽⁶⁾		.38⁽⁶⁾		2.73⁽⁶⁾
	Year ended 10/31/2010	21.57	.67	2.87	3.54	(.73)	-	(.73)	24.38	16.59	195	.38		.38		2.90
	Year ended 10/31/2009	20.20	.65	1.55	2.20	(.77)	(.06)	(.83)	21.57	11.55	108	.40		.39		3.47
	Year ended 10/31/2008	31.29	.65	(9.75)	(9.10)	(.70)	(1.29)	(1.99)	20.20	(30.69)	279	.36		.34		2.52
	Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283	.37		.35		2.32
	Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267	.38		.35		2.49

Class R-6:	Six months ended 4/30/2011(5)	24.39	.35	2.83	3.18	(.36)	-	(.36)	27.21	13.17	1,012	.33⁽⁶⁾		.33⁽⁶⁾		2.77⁽⁶⁾
	Year ended 10/31/2010	21.58	.68	2.87	3.55	(.74)	-	(.74)	24.39	16.64	784	.33		.33		2.92
	Six months ended 10/31/2009	18.74	.31	2.86	3.17	(.33)	-	(.33)	21.58	16.99	358	.36	(6)	.36	(6)	3.03	(6)

	Six months ended April 30,	Year ended October 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	11%	20%	27%	23%	19%	19%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2010, through April 30, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11/1/2010	Ending account value 4/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,130.05	$3.27	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	1,125.83	7.33	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	1,125.61	7.59	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	1,129.82	3.49	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	1,131.22	2.22	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,129.86	3.70	.70
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B -- actual return	1,000.00	1,125.29	7.90	1.50
Class 529-B -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C -- actual return	1,000.00	1,125.63	7.85	1.49
Class 529-C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E -- actual return	1,000.00	1,128.23	5.22	.99
Class 529-E -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 529-F-1 -- actual return	1,000.00	1,130.94	2.59	.49
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 -- actual return	1,000.00	1,125.28	7.59	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,125.69	7.64	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-3 -- actual return	1,000.00	1,128.01	5.12	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	1,130.11	3.59	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,131.83	2.01	.38
Class R-5 -- assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 -- actual return	1,000.00	1,131.66	1.74	.33
Class R-6 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	8.24%	2.48%	4.59%
Not reflecting CDSC	13.24	2.83	4.59

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	12.14	2.77	4.35
Not reflecting CDSC	13.14	2.77	4.35

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	14.02	3.59	5.16

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	14.31	—	4.79

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	7.42	2.33	4.60
Not reflecting maximum sales charge	14.00	3.54	5.28

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	8.07	2.35	4.50
Not reflecting CDSC	13.07	2.70	4.50

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	12.12	2.71	4.30
Not reflecting CDSC	13.12	2.71	4.30

Class 529-E shares3,4 — first sold 3/7/02	13.66	3.24	4.20

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	14.27	3.75	7.16

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2011, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
>American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-903-0611P

Litho in USA BBC/UNL/8079-S26170

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio

April 30, 2011
unaudited

Common stocks — 90.07%	Shares	Value (000)

ENERGY — 9.60%
Apache Corp.	483,400	$64,471
Baker Hughes Inc.	2,010,000	155,594
Chevron Corp.	2,238,911	245,026
ConocoPhillips	3,977,900	313,976
Devon Energy Corp.	1,925,000	175,175
EOG Resources, Inc.	926,600	104,622
Halliburton Co.	400,000	20,192
Marathon Oil Corp.	2,588,600	139,888
Royal Dutch Shell PLC, Class A (ADR)	5,711,000	442,488
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	91,838
Schlumberger Ltd.	880,400	79,016
Spectra Energy Corp	2,430,500	70,582
		1,902,868

MATERIALS — 4.08%
Air Products and Chemicals, Inc.	1,535,000	146,623
Dow Chemical Co.	6,098,800	249,990
E.I. du Pont de Nemours and Co.	690,000	39,185
MeadWestvaco Corp.	5,749,864	193,713
Monsanto Co.	590,000	40,144
Praxair, Inc.	1,302,700	138,633
		808,288

INDUSTRIALS — 15.47%
3M Co.	3,135,000	304,753
Avery Dennison Corp.	805,000	33,601
Boeing Co.	610,000	48,666
CSX Corp.	3,757,500	295,678
Eaton Corp.	800,000	42,824
Emerson Electric Co.	2,330,000	141,571
General Dynamics Corp.	945,000	68,815
General Electric Co.	8,417,500	172,138
Illinois Tool Works Inc.	850,000	49,648
Lockheed Martin Corp.	1,845,000	146,216
Norfolk Southern Corp.	1,000,000	74,680
Pentair, Inc.	1,800,000	72,288
Pitney Bowes Inc.	4,166,900	102,339
Precision Castparts Corp.	314,000	48,519
R.R. Donnelley & Sons Co.	9,897,657	186,670
Republic Services, Inc.	3,055,000	96,599
Rockwell Automation	700,000	60,991
Siemens AG (ADR)	250,000	36,485
Southwest Airlines Co.	4,450,000	52,288
Union Pacific Corp.	2,005,300	207,488
United Parcel Service, Inc., Class B	2,450,000	183,676
United Technologies Corp.	5,110,000	457,754
Waste Management, Inc.	4,645,400	183,308
		3,066,995

CONSUMER DISCRETIONARY — 11.52%
Carnival Corp., units	1,770,000	67,384
Comcast Corp., Class A	4,540,000	119,130
Comcast Corp., Class A, special nonvoting shares	1,500,000	36,825
Darden Restaurants, Inc.	3,800,000	178,486
DIRECTV, Class A1	1,000,000	48,590
Harley-Davidson, Inc.	2,408,000	89,722
Home Depot, Inc.	9,895,000	367,500
Johnson Controls, Inc.	3,175,000	130,175
Kohl’s Corp.	1,200,000	63,252
Lowe’s Companies, Inc.	2,000,000	52,500
Mattel, Inc.	4,190,000	111,957
McDonald’s Corp.	1,200,000	93,972
McGraw-Hill Companies, Inc.	1,321,643	53,487
News Corp., Class A	3,850,000	68,607
Staples, Inc.	8,130,000	171,868
Target Corp.	1,225,352	60,165
Time Warner Cable Inc.	2,284,737	178,506
Time Warner Inc.	4,169,333	157,851
VF Corp.	750,000	75,420
YUM! Brands, Inc.	2,980,000	159,847
		2,285,244

CONSUMER STAPLES — 6.27%
Avon Products, Inc.	2,990,000	87,846
Coca-Cola Co.	850,000	57,341
Colgate-Palmolive Co.	1,092,500	92,152
ConAgra Foods, Inc.	950,000	23,228
General Mills, Inc.	1,500,000	57,870
H.J. Heinz Co.	600,000	30,738
Kellogg Co.	900,000	51,543
Kimberly-Clark Corp.	2,220,000	146,653
Kraft Foods Inc., Class A	11,839,700	397,577
PepsiCo, Inc.	3,156,800	217,472
Procter & Gamble Co.	790,000	51,271
Sara Lee Corp.	1,500,000	28,800
		1,242,491

HEALTH CARE — 9.54%
Abbott Laboratories	8,718,000	453,685
Amgen Inc.1	1,909,575	108,560
Bristol-Myers Squibb Co.	12,012,500	337,551
Cardinal Health, Inc.	1,305,000	57,016
Eli Lilly and Co.	3,125,000	115,656
Johnson & Johnson	600,000	39,432
Medtronic, Inc.	2,464,194	102,880
Merck & Co., Inc.	11,808,160	424,503
Novartis AG (ADR)	900,000	53,253
Pfizer Inc	9,520,000	199,539
		1,892,075

FINANCIALS — 5.69%
Allstate Corp.	700,000	23,688
American Express Co.	1,250,000	61,350
Arthur J. Gallagher & Co.	1,887,331	56,205
Bank of New York Mellon Corp.	3,280,000	94,989
Bank of Nova Scotia	2,660,000	162,366
BB&T Corp.	3,050,000	82,106
Comerica Inc.	411,400	15,604
Cullen/Frost Bankers, Inc.	1,593,000	94,369
JPMorgan Chase & Co.	4,668,000	213,001
Lincoln National Corp.	413,300	12,907
Marsh & McLennan Companies, Inc.	2,224,423	67,356
NYSE Euronext	2,512,246	100,616
Old Republic International Corp.	6,200,000	78,554
State Street Corp.	1,419,700	66,087
		1,129,198

INFORMATION TECHNOLOGY — 11.60%
Analog Devices, Inc.	1,745,000	70,341
Applied Materials, Inc.	3,546,700	55,648
Automatic Data Processing, Inc.	2,000,000	108,700
Google Inc., Class A1	145,204	79,005
Hewlett-Packard Co.	4,220,000	170,361
Intel Corp.	8,286,000	192,152
International Business Machines Corp.	2,810,000	479,330
KLA-Tencor Corp.	907,000	39,817
Linear Technology Corp.	3,300,000	114,840
Maxim Integrated Products, Inc.	2,370,000	64,796
Microchip Technology Inc.	1,500,000	61,560
Microsoft Corp.	17,029,198	443,100
Nokia Corp. (ADR)	4,430,000	40,889
Oracle Corp.	3,985,000	143,659
Paychex, Inc.	1,000,000	32,710
QUALCOMM Inc.	800,000	45,472
SAP AG (ADR)	235,000	15,165
Texas Instruments Inc.	3,350,000	119,025
Xilinx, Inc.	688,400	23,998
		2,300,568

TELECOMMUNICATION SERVICES — 6.59%
AT&T Inc.	25,589,297	796,339
BCE Inc.	3,750,000	140,362
CenturyLink, Inc.	7,842,022	319,798
Verizon Communications Inc.	1,300,000	49,114
		1,305,613

UTILITIES — 5.97%
Ameren Corp.	2,243,680	65,762
American Electric Power Co., Inc.	1,435,000	52,349
Dominion Resources, Inc.	1,900,000	88,198
DTE Energy Co.	750,000	37,898
Duke Energy Corp.	9,745,000	181,744
Exelon Corp.	3,093,720	130,400
FirstEnergy Corp.	3,927,728	156,952
PPL Corp.	2,747,000	75,350
Progress Energy, Inc.	2,346,900	111,361
Public Service Enterprise Group Inc.	2,575,000	82,838
Questar Corp.	420,000	7,379
Southern Co.	2,000,000	78,080
Xcel Energy Inc.	4,745,000	115,446
		1,183,757

MISCELLANEOUS — 3.74%
Other common stocks in initial period of acquisition		741,983

Total common stocks (cost: $14,189,963,000)		17,859,080

	Principal amount
Preferred securities — 1.30%	(000)

FINANCIALS — 1.30%
JPMorgan Chase & Co., Series I, 7.90%2	$114,579	126,330
Wells Fargo & Co., Series K, 7.98%2	118,466	130,905

Total preferred securities (cost: $221,115,000)		257,235

Convertible securities — 0.19%	Shares

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	22,000	4,382

UTILITIES — 0.17%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	34,008

Total convertible securities (cost: $32,049,000)		38,390

	Principal amount
Bonds & notes — 2.28%	(000)

ENERGY — 0.03%
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,585

INDUSTRIALS — 0.09%
Burlington Northern Santa Fe Corp. 6.75% 2011	8,442	8,553
PACCAR Inc, Series A, 6.375% 2012	5,000	5,214
Union Pacific Corp. 5.125% 2014	3,830	4,193
		17,960

CONSUMER DISCRETIONARY — 0.60%
Black & Decker Corp. 8.95% 2014	18,000	21,380
Staples, Inc. 9.75% 2014	81,450	98,005
		119,385

CONSUMER STAPLES — 0.03%
Avon Products, Inc. 5.625% 2014	5,000	5,500

HEALTH CARE — 0.02%
Aetna Inc. 5.75% 2011	1,962	1,974
Cardinal Health, Inc. 5.65% 2012	2,800	2,930
		4,904

FINANCIALS — 0.75%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,412
American Express Bank 5.55% 2012	28,250	29,976
American Express Centurion Bank 5.55% 2012	18,870	20,023
Bank of America Corp. 6.50% 2016	2,500	2,822
Citigroup Inc. 6.125% 2017	5,000	5,552
ERP Operating LP 5.125% 2016	2,400	2,606
ERP Operating LP 5.375% 2016	6,455	7,112
ERP Operating LP 5.75% 2017	39,855	44,701
ERP Operating LP 6.584% 2015	3,500	4,038
ERP Operating LP 7.125% 2017	5,000	5,901
JPMorgan Chase & Co. 4.75% 2013	5,000	5,332
MetLife Global Funding I 5.125% 20144	3,000	3,283
UDR, Inc., Series A, 5.25% 2015	5,000	5,312
Westfield Group 5.75% 20154	5,000	5,552
		147,622

INFORMATION TECHNOLOGY — 0.08%
KLA-Tencor Corp. 6.90% 2018	13,700	15,523

TELECOMMUNICATION SERVICES — 0.12%
Verizon Communications Inc. 5.55% 2014	5,000	5,516
Verizon Communications Inc. 8.50% 2018	15,000	19,497
		25,013

UTILITIES — 0.12%
FPL Group Capital, Inc. 7.875% 2015	20,000	23,971

MORTGAGE-BACKED OBLIGATIONS5 — 0.17%
Fannie Mae 4.00% 2024	16,322	17,022
Fannie Mae 4.50% 2024	15,890	16,791
		33,813

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.27%
Fannie Mae 2.50% 2014	25,775	26,787
Freddie Mac 1.75% 2012	25,240	25,657
		52,444

Total bonds & notes (cost: $390,740,000)		451,720

Short-term securities — 6.23%

Coca-Cola Co. 0.19%–0.22% due 5/17–9/7/20114	204,525	204,434
Fannie Mae 0.145%–0.502% due 5/3/2011–3/1/2012	208,300	208,164
Federal Farm Credit Banks 0.18%–0.21% due 6/13–10/24/2011	99,200	99,157
Federal Home Loan Bank 0.18%–0.30% due 6/7–12/2/2011	57,700	57,665
Freddie Mac 0.19%–0.266% due 6/2–12/1/2011	397,800	397,659
General Electric Co. 0.05% due 5/2/2011	35,000	35,000
Straight-A Funding LLC 0.20% due 7/7/20114	34,600	34,585
U.S. Treasury Bills 0.158%–0.22% due 8/25/2011–1/12/2012	198,050	197,953

Total short-term securities (cost: $1,234,211,000)		1,234,617

Total investment securities (cost: $16,068,078,000)		19,841,042
Other assets less liabilities		(13,938)

Net assets		$19,827,104

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

 1Security did not produce income during the last 12 months.
 2Coupon rate may change periodically.
 3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,382,000, which represented .02% of the net assets of the fund.
 4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $247,854,000, which represented 1.25% of the net assets of the fund.
 5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0611O-S25591

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: June 30, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 30, 2011